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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4844
Neil.McMurdie@us.ing.com

October 28, 2010

Jeffrey A. Foor
Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
Initial Filing to Registration Statement on Form N-4
Prospectus Title: Multiple Sponsored Retirement Options II
File Nos.: 333-167680 and 811-02513

Dear Mr. Foor:

On behalf of ING Life Insurance and Annuity Company (the “Company”) and its Variable Annuity
Account C (the “Registrant”), we are sending this letter to respond to the additional comments received from you during a recent phone conversation and in a voice-mail message on October 27, 2010, in connection with the above-referenced initial filing that was filed on June 22, 2010.

Your comments and our responses are noted below.

COMMENT 1. Appendix I – Guaranteed Accumulation Account. Is Appendix I - Guaranteed
Accumulation Account printed with and included as part of the underling prospectus for this product?

RESPONSE TO COMMENT 1: Yes, Appendix I is included and printed with the prospectus.

COMMENT 2. Death Benefit Option. Please explain why instruction 6 to Item 3 of Form N-4 does not apply because of the various death benefits that may be available through the product.

RESPONSE TO COMMENT 2: As noted in our earlier communication dated September 23, 2010, the death benefits listed in the prospectus are the various death benefit options available through the contract.
The actual death benefit available to any particular group contract holder is determined by the Company during the underwriting and pricing of the contract for that particular retirement plan. The Contract
Holder/participants can look at their contract/certificate/enrollment materials to see which option applies to them.

Jeffrey A. Foor
Securities and Exchange Commission

Instruction 6 to Item 3 of Form N-4 requires that “a separate fee table (or separate column within the table) for each contract form offered by the prospectus that has different fees.” Because the various death benefits are simply options under one contract form, they are not registered separately and they do not trigger the need for a separate fee table or a separate column within the fee table to identify the different fees for the different options. Each death benefit option does not have its own separate fees which need to be disclosed separately as required by this instruction. Rather, the fees and charges for all of the various features and benefits, including the death benefit options, are determined during the underwriting process, bundled together and included within the total separate account expenses. The maximum total separate account expenses are shown in the fee table.

COMMENT 3. Nonlifetime Income Phase Payment Options. Please amend the disclosure in the
Lump-sum Payment paragraph to make it clearer that a lump sum payment of the present value of any remaining nonlifetime guaranteed payments will only trigger an early withdrawal charge if the lump sum payment is selected before five years of income phase payments and the contract would otherwise be within the applicable early withdrawal charge period.

RESPONSE TO COMMENT 3: In response to your comment we have amended the provision to read as follows (changes are marked):

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during ~~we will~~ an early withdrawal charge period we will charge the ~~any~~ applicable early withdrawal charge. See “Fees - Early
Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview -
Questions: Contacting the Company.”

As required, the Company hereby acknowledges that:
· Should the Commission or its staff, acting pursuant to delegated authority, declare this filing effective, such action does not foreclose the Commission from taking any action with respect to the filing;
· The action of the Commission or its staff, acting pursuant to delegated authority, in declaring this filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
· The Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please note that our Tandy representations for the Pre-Effective Amendment filing will be contained in a separate correspondence file.

Additionally, all exhibits, financial statements and any other required disclosure will be included in the
Pre-Effective Amendment to the registration statement.

Jeffrey A. Foor

Securities and Exchange Commission

Please let me know if our responses to your comments and the attached prospectus draft adequately address your concerns. If these responses are sufficient, we will file a Rule 485(b) Pre-Effective Amendment to include the Opinion and Consent of Counsel and Auditor’s Consent. Also included with the Pre-Effective Amendment filing will be an acceleration request from the Company and the Principal Underwriter of the contracts, requesting that the above-referenced registration statement be accelerated so as to become effective on November 19, 2010 or as soon thereafter as is practicable, in accordance with Rule 461(a) of the Securities Act of 1933.

For your convenience, we have enclosed a revised prospectus marked to show the changes made in response to the comments previously received and responded to on September 23, 2010, and your comments included in this letter. Also marked in this revised prospectus are changes we have made to more fully complete/correct the disclosures.

Please feel free to call me at 860-580-2824 with any further comments or questions.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie